Cash and Bank Balances (Details) - Schedule of Cash and Cash Equivalents	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Dec. 31, 2021 MYR (RM)
Schedule of Cash and Cash Equivalents [Abstract]
Cash and bank balances	RM 15,287,897	$ 3,275,112	RM 3,953,991
Cash at share trading accounts	40,964	8,776	42,004
Total	RM 15,328,861	$ 3,283,888	RM 3,995,995